Vanguard Long-Term Treasury Fund

Schedule of Investments (unaudited)
As of April 30, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.5%)
U.S. Government Securities (87.6%)
	United States Treasury Inflation Indexed
	Bonds	0.125%	4/15/25	47,500	48,699
	United States Treasury Note/Bond	4.500%	2/15/36	15,500	23,887
1	United States Treasury Note/Bond	4.750%	2/15/37	22,500	36,116
	United States Treasury Note/Bond	4.375%	2/15/38	2,122	3,318
	United States Treasury Note/Bond	4.500%	8/15/39	28,467	45,742
	United States Treasury Note/Bond	4.375%	11/15/39	21,000	33,331
	United States Treasury Note/Bond	4.625%	2/15/40	24,700	40,323
	United States Treasury Note/Bond	4.375%	5/15/40	57,111	90,789
	United States Treasury Note/Bond	3.875%	8/15/40	27,191	40,761
	United States Treasury Note/Bond	4.250%	11/15/40	10,000	15,711
	United States Treasury Note/Bond	4.750%	2/15/41	47,917	79,999
	United States Treasury Note/Bond	4.375%	5/15/41	14,963	23,989
	United States Treasury Note/Bond	3.750%	8/15/41	42,271	62,831
	United States Treasury Note/Bond	3.125%	11/15/41	26,608	36,345
	United States Treasury Note/Bond	3.000%	5/15/42	19,149	25,761
	United States Treasury Note/Bond	2.750%	11/15/42	75,652	98,005
	United States Treasury Note/Bond	3.125%	2/15/43	72,211	99,075
	United States Treasury Note/Bond	2.875%	5/15/43	98,046	129,620
	United States Treasury Note/Bond	3.625%	8/15/43	95,664	141,493
	United States Treasury Note/Bond	3.750%	11/15/43	111,157	167,725
	United States Treasury Note/Bond	3.625%	2/15/44	108,048	160,485
	United States Treasury Note/Bond	3.375%	5/15/44	58,925	84,612
	United States Treasury Note/Bond	3.125%	8/15/44	102,849	142,462
	United States Treasury Note/Bond	3.000%	11/15/44	80,401	109,509
	United States Treasury Note/Bond	2.500%	2/15/45	37,000	46,475
	United States Treasury Note/Bond	3.000%	5/15/45	80,505	110,041
	United States Treasury Note/Bond	2.875%	8/15/45	49,839	66,940
	United States Treasury Note/Bond	3.000%	11/15/45	101,619	139,678
	United States Treasury Note/Bond	2.500%	2/15/46	68,795	86,940
	United States Treasury Note/Bond	2.500%	5/15/46	7,510	9,507
	United States Treasury Note/Bond	2.250%	8/15/46	45,140	54,662
	United States Treasury Note/Bond	2.875%	11/15/46	74,469	101,021
	United States Treasury Note/Bond	3.000%	2/15/47	97,998	136,202
	United States Treasury Note/Bond	3.000%	5/15/47	54,137	75,317
1	United States Treasury Note/Bond	2.750%	8/15/47	84,117	112,138
	United States Treasury Note/Bond	2.750%	11/15/47	51,490	68,771
	United States Treasury Note/Bond	3.000%	2/15/48	91,304	127,570
	United States Treasury Note/Bond	3.125%	5/15/48	84,462	120,833
	United States Treasury Note/Bond	3.000%	8/15/48	75,333	105,736
	United States Treasury Note/Bond	3.375%	11/15/48	123,361	185,022
	United States Treasury Note/Bond	3.000%	2/15/49	158,140	223,003
1,2	United States Treasury Note/Bond	2.875%	5/15/49	151,361	209,257
	United States Treasury Note/Bond	2.250%	8/15/49	94,500	116,382
	United States Treasury Note/Bond	2.375%	11/15/49	78,900	99,760

	United States Treasury Note/Bond	2.000%	2/15/50	177,400	208,417
					4,144,260
Agency Bonds and Notes (4.4%)
3	Fannie Mae Interest Strip	0.000%	5/15/29	4,592	4,025
3	Fannie Mae Principal Strip	0.000%	5/15/30	60,829	52,447
	Federal Home Loan Banks	1.750%	3/8/30	10,970	11,423
3	Federal Home Loan Mortgage Corp.	0.000%	12/14/29	20,000	17,351
3	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	12,000	18,910
3	Federal National Mortgage Assn.	6.625%	11/15/30	9,500	14,633
3	Freddie Mac Coupon Strips	0.000%	3/15/28	1,771	1,599
3	Freddie Mac Coupon Strips	0.000%	9/15/28	1,000	889
3	Freddie Mac Coupon Strips	0.000%	1/15/30	15,658	13,567
3	Freddie Mac Coupon Strips	0.000%	3/15/30	12,896	11,146
3	Freddie Mac Strips	0.000%	3/15/31	22,000	18,575
	Resolution Funding Corp. Interest Strip	0.000%	4/15/28	21,802	19,567
	Resolution Funding Corp. Principal Strip	0.000%	1/15/30	30,000	26,044
					210,176
Conventional Mortgage-Backed Securities (3.1%)
3,4,5	Fannie Mae Pool	3.000%	12/1/49–3/1/50	18,097	18,850
3,4,5	Fannie Mae Pool	3.500%	1/1/45–4/1/50	5,066	5,232
3,4,5	Fannie Mae Pool	4.000%	12/1/46–5/1/50	30,116	31,856
3,4	Fannie Mae Pool	4.500%	7/1/47–7/1/49	39,464	43,073
3,4	Fannie Mae Pool	6.000%	2/1/26–11/1/28	7	9
4	Ginnie Mae II Pool	3.000%	9/20/49–11/20/49	13,681	14,398
3,4,5	UMBS Pool	3.500%	2/1/49–3/1/50	19,688	21,088
3,4	UMBS Pool	4.500%	8/1/49	10,013	10,925
					145,431
Nonconventional Mortgage-Backed Securities (3.4%)
3,4	Fannie Mae REMICS	3.000%	10/25/33–7/25/47	39,702	43,143
3,4	Fannie Mae REMICS	3.500%	3/25/43–7/25/48	15,134	16,853
3,4	Fannie Mae REMICS	4.000%	10/25/48	690	761
3,4	Freddie Mac REMICS	3.000%	1/15/47–12/15/47	33,341	35,844
3,4	Freddie Mac REMICS	4.000%	10/15/46–9/15/48	44,162	48,153
4	Ginnie Mae REMICS	3.000%	12/20/44–8/20/46	8,788	9,474
4	Ginnie Mae REMICS	3.500%	6/20/48–5/20/49	3,700	4,087
4	Ginnie Mae REMICS	4.000%	10/20/47	1,235	1,321
					159,636
Total U.S. Government and Agency Obligations (Cost $3,755,884)					4,659,503
				Shares
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
6 Vanguard Market Liquidity Fund (Cost $5,293)		0.522%		52,977	5,298
				Notional
	Expiration		Exercise	Amount
	Date	Contracts	Price	($000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
Put Options
10-Year U.S. Treasury
Note Futures Contracts	5/22/20	541	$137.50	74,388	68

Total Options Purchased (Cost $77)				68
Total Investments (98.6%) (Cost $3,761,254)				4,664,869
			Face
		Maturity	Amount
	Coupon	Date	($000)
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-0.4%)
3,4,5 UMBS Pool (Proceeds $19,816)	3.000%	1/1/50–6/1/50	(19,300)	(20,369)
Other Assets and Liabilities -Net (1.8%)				84,396
Net Assets (100%)				4,728,896
Cost rounded to $000.

1 Securities with a value of $23,381,000 have been segregated as initial margin for open futures contracts.
2 Securities with a value of $1,796,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5 Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of April 30, 2020.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)

Exchange-Traded Options
Call Options
10-Year U.S. Treasury Note Futures
Contracts	5/22/20	541	$141.50	76,552	(42)

Put Options
10-Year U.S. Treasury Note Futures
Contracts	5/22/20	541	$135.50	73,306	(17)
Total Options Written (Premiums Received $65)					(59)

Futures Contracts
					($000)

					Value and
			Number of		Unrealized
			Long (Short )	Notional	Appreciation
		Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra Long U.S. Treasury Bond		June 2020	1,777	399,436	(1,879)
30-Year U.S. Treasury Bond		June 2020	983	177,954	1,103
					(776)
Short Futures Contracts

Long-Term Treasury Fund

Ultra 10-Year U.S. Treasury Note	June 2020	(1,547)	(242,927)	(930)
2-Year U.S. Treasury Note	June 2020	(924)	(203,677)	(50)
5-Year U.S. Treasury Note	June 2020	(1,087)	(136,402)	(34)
10-Year U.S. Treasury Note	June 2020	(495)	(68,836)	(601)
				(1,615)
				(2,391)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Investments in Vanguard Market
Liquidity Fund are valued at that fund's net asset value. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Long-Term Treasury Fund

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written.
Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

D. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

At April 30, 2020, a counterparty had deposited in segregated accounts cash of $330,000 in connection with TBA transactions.

E. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage -dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage -backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

F. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Long-Term Treasury Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April
30, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,659,503	—	4,659,503
Temporary Cash Investments	5,298	—	—	5,298
Options Purchased	68	—	—	68
Total	5,366	4,659,503	—	4,664,869
Liabilities
Conventional Mortgage-Backed Securities—
Liability for Sale Commitments	—	20,369	—	20,369
Derivative Financial Instruments
Liabilities
Options Written	59	—	—	59
Futures Contracts[1]	2,055	—	—	2,055
Total	2,114	—	—	2,114
1 Represents variation margin on the last day of the reporting period.